GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 141,928	$ 144,877
Finite-Lived Intangible Assets, Accumulated Amortization	48,009	40,510
Servicing Asset	16,536	15,469
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	41,750	45,256
Finite-Lived Intangible Assets, Accumulated Amortization	26,488	26,911
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	69,563	69,563
Finite-Lived Intangible Assets, Accumulated Amortization	14,457	8,362
Other
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	14,079	14,589
Finite-Lived Intangible Assets, Accumulated Amortization	$ 7,064	$ 5,237